Certain risks and concentration - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Concentration Risk [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Retained earnings and distributable reserves	$ (113,804)	$ (74,526)
Number of top customers accounted for net revenues | Customer	10
Accounts Payable,Inter-companies Balance, Current	$ 25,703,000	18,704,000
Accrued Liabilities and Other Liabilities, Inter-companies Balance	118,259,000	74,394,000
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 144,433,000	$ 142,487,000
Net revenues [Member] | Customer concentration risk [Member]
Concentration Risk [Line Items]
Percentage of net revenues accounted from customers	23.00%	27.00%	18.00%
Variable Interest Entity, Primary Beneficiary [Member]
Concentration Risk [Line Items]
Retained earnings and distributable reserves	$ 67,747,000	$ 32,222,000